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                      ELFUN INTERNATIONAL EQUITY FUND

    I, the undersigned, a duly elected officer of Elfun International Equity Fund, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 26, 2001, and
(ii) the text of such amendment was filed electronically.

    IN WITNESS WHEREOF, I have signed this Certificate on this 1st day of May, 2001.

                                       ELFUN INTERNATIONAL EQUITY FUND



                                       By: /s/ Matthew J. Simpson
                                           ----------------------
                                       Name: Matthew J. Simpson
                                       Title: Assistant Secretary